Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,939,000
Previously Paid Amount	0.00
Total Fee Amount	1,827.86
Total Offset Amount	0.00
Net Fee	1,827.86
Narrative - Max Aggregate Offering Price	$ 11,939,000
Final Prospectus	true